IFRS 7 - Disclosure - Market Risk - Additional Information (Detail)	3 Months Ended
Jan. 31, 2024
Market risk [member] | Value at Risk [member]
Disclosure of Risk Management [line items]
Statistical technique percentage of confidence level to measure potential overnight loss	99.00%